RELATED PARTY TRANSACTIONS (Details)						3 Months Ended	12 Months Ended
	Oct. 01, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 24, 2025 USD ($)	Dec. 24, 2024	Aug. 31, 2023 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 24, 2024	Mar. 28, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Directors' remuneration expense							$ 2,000,000	$ 2,000,000	$ 2,000,000
Asset management fee as percent per quarter							0.3125%
Asset management fee, percent							1.25%
Corporate borrowings							$ 4,212,000,000	3,692,000,000
Non-recourse borrowings							59,551,000,000	46,552,000,000
Property, plant and equipment							66,797,000,000	50,847,000,000
Intangible assets							15,765,000,000	14,521,000,000
Goodwill							19,210,000,000	14,101,000,000
Net debt							61,086,000,000	48,757,000,000
Class Exchangeable Shares
Disclosure of transactions between related parties [line items]
Redeemable and exchangeable partnership units, exchange ratio				1
Australian regulated utility operation
Disclosure of transactions between related parties [line items]
Ownership interest					7.90%
Proceeds from sales of interests in associates					$ 435,000,000
Gain on sale of subsidiary					30,000,000
Reclassification adjustments on exchange differences on translation, net of tax			$ 12,000,000		$ 28,000,000		$ 63,000,000
European Hyperscale Data Center
Disclosure of transactions between related parties [line items]
Ownership interest						90.00%
Proceeds from sales of interests in associates						$ 310,000,000
Gain on sale of subsidiary						25,000,000
Global intermodal logistics operation
Disclosure of transactions between related parties [line items]
Ownership interest							66.00%
Gain on sale of subsidiary						30,000,000
May 24, 2029
Disclosure of transactions between related parties [line items]
Borrowings, basis point										210
May 24, 2026
Disclosure of transactions between related parties [line items]
Borrowings, basis point										475
Revolving credit facility with Brookfield
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity							$ 1,000,000,000	1,000,000,000
Non-recourse borrowings							$ 0	0
Service Provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter							0.3125%
Asset management fee, percent							1.25%
Services received, related party transactions							$ 414,000,000	393,000,000	401,000,000
Amounts payable, related party transactions							109,000,000	99,000,000
Subsidiary of Common Parent (Brookfield)
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions							33,000,000	31,000,000
Non-recourse borrowings											$ 500,000,000
Repayments of borrowings		$ 50,000,000
Interest expense							33,000,000	34,000,000
Subsidiary of Common Parent (Brookfield) | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Services received, related party transactions							55,000,000	104,000,000	143,000,000
Revenue from rendering of services, related party transactions							6,000,000	11,000,000	20,000,000
Right-of-use assets							12,000,000	12,000,000
Parent
Disclosure of transactions between related parties [line items]
Deposit balance							0	180,000,000
Earned interest on deposits							0	0	$ 0
Corporate borrowings							306,000,000	130,000,000
Non-recourse borrowings							$ 62,000,000	$ 140,000,000
Parent | European Hyperscale Data Center
Disclosure of transactions between related parties [line items]
Proceeds from sales of interests in associates	$ 210,000,000					1,700,000,000
Gain on sale of subsidiary						160,000,000
Property, plant and equipment	775,000,000
Intangible assets	70,000,000
Goodwill	165,000,000
Net debt	$ 745,000,000
Parent | Global intermodal logistics operation
Disclosure of transactions between related parties [line items]
Gain on sale of subsidiary						$ 115,000,000